Basic and diluted net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share
	For the six months ended June 30,
	2026	2025
Loss attributable to ordinary equity holders of the parent (TSEK)	(1,118,055)	(887,444)
Weighted average number for ordinary shares for basic and diluted loss per share	62,629,420	40,677,840
Basic and diluted loss per share	(17.85)	(21.82)

The following table provides the amounts used in the calculation of basic and diluted net loss per share for the years ended December 31, 2025 and 2024:

	For the year ended December 31,
(SEK in thousands)	2025	2024
Loss attributable to shareholders	(1,721,676)	(967,611)
Weighted average number of common shares for basic and diluted loss per share	43,483,470	40,666,082
Basic and diluted net loss per share	(39.59)	(23.79)

Schedule of antidilutive shares

The following table presents the maximum number of shares during the period that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2025 and 2024.

	For the year ended December 31,
	2025	2024
Employee share options	1,419,355	1,153,020
Series A preference shares	20,762,302	20,762,302
Series B preference shares	24,173,854	24,173,854
Series C preference shares	23,438,522	15,135,490
Convertible debenture	-	-
Employee share purchase warrants	16,351,965	9,470,134
Non-employee share purchase warrants	6,854,065	6,854,065
Total antidilutive shares	93,000,063	77,548,865